Transactions with related parties and affiliated entities - Summary of key personnel compensations (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries	S/ 34,736	S/ 32,865	S/ 28,325
Board of Directors' compensations	3,276	3,456	3,151
Total	S/ 38,012	S/ 36,321	S/ 31,476